Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets and contract assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was as follows:

	As at March 31
Particulars	2024	2025
Contract assets	253	507
Trade and other receivables	99,646	150,022
Receivable from related party	24	—
Term deposits	280,688	254,416
Cash and cash equivalents (except cash in hand)	326,907	508,627
Total	707,518	913,572

The cash and cash equivalents and term deposits are mainly held with banks, which are rated A+, A, AA-, A-, BBB, BB+, BB-, Ba1, based on (rating agency Fitch) ratings. The Group considers that its cash and cash equivalents and term deposits have low credit risk based on the external credit ratings of the counterparties.

The maximum exposure to credit risk for trade and other receivables and contract assets at the reporting date, categorised by type of counterparty was as follows:

	As at March 31
Particulars	2024	2025
Airlines	28,549	35,212
Retail customers	1,856	2,304
Corporate customers	48,465	81,818
Deposits with hotels and others	9,804	12,148
Others	11,225	19,047
Total	99,899	150,529

Summary of Age of Trade and Other Receivables and Contract Assets, Term Deposits and Security Deposits

The age of trade and other receivables and contract assets at the reporting date was as follows:

	As at March 31
	2024		2025
Particulars	Gross	Impairment	Gross	Impairment
Not past due	55,815	—	84,968	—
Past due 0-30 days	25,361	—	28,649	—
Past due 30-120 days	14,606	—	26,499	—
More than 120 days	7,316	3,199	14,265	3,852
Total	103,098	3,199	154,381	3,852

Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables and Contract Assets

The movement in the allowance for impairment in respect of trade and other receivables and contract assets during the year was as follows:

	For the year ended March 31
Particulars	2024	2025
Balance at the beginning of the year	2,614	3,199
Allowance for impairment	837	1,168
Amounts written off against the allowance	(201)	(464)
Effects of movement in exchange rate	(51)	(51)
Balance at the end of the year	3,199	3,852

Summary of Remaining Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The following are the remaining contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2024

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	201,240	230,000	—	—	230,000	—	—
Lease liabilities	16,658	20,689	2,790	2,601	5,345	9,953	—
Secured bank loans	3,726	4,325	710	682	1,230	1,703	^
Trade and other payables	118,548	118,548	118,548	—	—	—	—
Other liabilities (related to business combinations)	12,438	12,438	—	—	—	12,438	—
Refund due to customers	45,870	45,870	45,870	—	—	—	—
Total	398,480	431,870	167,918	3,283	236,575	24,094	^

Notes: ^ less than 1

* Represents undiscounted cash flows of interest and principal

As at March 31, 2025

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	216,075	230,000	—	230,000	—	—	—
Lease liabilities	15,359	18,291	3,123	2,963	5,368	6,837	—
Secured bank loans	4,603	5,332	942	895	1,440	2,055	^
Trade and other payables	146,999	146,999	146,999	—	—	—	—
Other liabilities (related to business combinations)	16,786	16,786	—	4,390	—	12,396	—
Refund due to customers	51,011	51,011	51,011	—	—	—	—
Total	450,833	468,419	202,075	238,248	6,808	21,288	^

Notes: ^ less than 1

* Represents undiscounted cash flows of interest and principal

The balanced view of liquidity and financial indebtedness (excluding lease liabilities) is stated in the table below:

	As at March 31
Particulars	2024	2025
Cash and cash equivalents, net of bank overdraft	327,065	508,362
Term deposits	280,688	254,416
Loans and borrowings	(204,966)	(220,678)
Net cash position	402,787	542,100

Summary of Currency Risk

Between USD and INR

	As at March 31
Particulars	2024	2025
Trade and other receivables	2,629	4,105
Trade and other payables	(218,083)	(201,045)
Cash and cash equivalents	5	76
Net exposure	(215,449)	(196,864)

Between AED and INR

	As at March 31
Particulars	2024	2025
Trade and other receivables	41,381	40,281
Trade and other payables	(1,923)	(1,341)
Cash and cash equivalents	38	20
Net exposure	39,496	38,960

Between INR and AED

	As at March 31
Particulars	2024	2025
Trade and other receivables	82,449	80,388
Net exposure	82,449	80,388

The following significant exchange rates have been applied during the year and as at year end:

	Average exchange rate per unit		Reporting date rate per unit
	For the year ended March 31		As at March 31
Particulars	2024	2025	2024	2025
INR 1 to USD 1	0.0121	0.0118	0.0120	0.0117
INR 1 to AED 1	0.0444	0.0434	0.0441	0.0430
AED 1 to INR 1	22.5401	23.0235	22.6913	23.2684

Sensitivity Analysis of Exchange Rate

	For the year ended March 31
Particulars	2024	2025
	Profit or loss
10% strengthening of USD against INR	(21,545)	(19,686)
10% strengthening of AED against INR	3,950	3,896
10% strengthening of INR against AED	8,245	8,039

Summary of Fair Values of Financial Assets and Liabilities, together with Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

		As at March 31, 2024		As at March 31, 2025
Particulars	Note	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets measured at fair value
Other investments - equity securities (FVOCI)	9	452	452	—	—
Other investments - equity securities (FVTPL)	9	591	591	591	591
Other investments - other securities (FVTPL)	9	242	242	305	305
		1,285	1,285	896	896

Financial assets not measured at fair value (amortised cost)
Trade and other receivables	21	99,646	99,646	150,022	150,022
Term deposits	23	280,688	280,688	254,416	254,416
Cash and cash equivalents	22	327,065	327,065	508,898	508,898
Receivable from related party	24	24	24	—	—
Other investments - other securities	9	76	76	76	76
		707,499	707,499	913,412	913,412

Financial liabilities measured at fair value
Other liabilities (related to business combinations)	29,30	12,438	12,438	16,786	16,786
		12,438	12,438	16,786	16,786

Financial liabilities not measured at fair value (amortised cost)
Secured bank loans	28	3,726	3,726	4,603	4,603
Bank overdraft	22	—	—	536	536
Trade and other payables	31	118,548	118,548	146,999	146,999
Refund due to customers	29	45,870	45,870	51,011	51,011
Convertible notes	28	201,240	197,698	216,075	214,262
		369,384	365,842	419,224	417,411

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2024
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVOCI)	—	—	452	452
Other investments - equity securities (FVTPL)	—	—	591	591
Other investments - other securities (FVTPL)	242	—	—	242
Total	242	—	1,043	1,285
Other liabilities (related to business combinations)	—	—	12,438	12,438
Total	—	—	12,438	12,438

	As at March 31, 2025
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVTPL)	—	—	591	591
Other investments - other securities (FVTPL)	305	—	—	305
Total	305	—	591	896
Other liabilities (related to business combinations)	—	—	16,786	16,786
Total	—	—	16,786	16,786

Disclosure of Reconciliation of Level 3 Fair Value

The following tables shows a reconciliation from the opening balances to the closing balances for Level 3 fair value:

	As at March 31, 2024
Particulars	Derivative	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	—	9,368	452	591
Acquired in investment in equity accounted investee (refer note 7(d))	5,084	—	—	—
Acquired in business combinations (refer note 7 (d))	—	7,311	—	—
Total gains and losses recognized in:
—profit or loss	115	215	—	—
—effect of movements in foreign exchange rates	—	(207)	—	—
—equity	—	3,178	—	—
Payment during the year (refer note 7 (a))	—	(7,427)	—	—
Derecognition on discontinuation of equity accounted investment (refer note 7 (d))	(5,199)	—	—	—
Closing balances	—	12,438	452	591

	As at March 31, 2025
Particulars	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	12,438	452	591
Acquired in business combinations (refer note 7 (e))	576	—	—
Total gains and losses recognized in:
—other comprehensive income
—change in fair value	—	(452)	—
—effect of movements in foreign exchange rates	(300)	—	—
—equity	4,072	—	—
Closing balances	16,786	—	591

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities (FVTPL)	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Net revenue multiple: 3.7 - 4.8 (March 31, 2024: 3.7 - 4.8)	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other liabilities (related to business combinations) - Simplotel

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).

Volatility: 23.2% - 48.0% (March 31, 2024: 23.8% - 53.5%)
Risk free interest rate: 6.60% (March 31, 2024: 7.13%)
Discount rate: 13.3% - 19% (March 31, 2024: 22.0%)
Revenue for 12 months ended September 30, 2025 - USD 3,054 (March 31, 2024: USD 4,907)
EBITDA (loss) for 12 months ended September 30, 2025 - USD 385 (March 31, 2024: USD (265))

The estimated fair value would increase (decrease) if:
– the volatility was higher (lower)
– the risk free interest rate was lower (higher)
– the discount rate was lower (higher)
– the revenue was higher (lower)
– the EBITDA was higher (lower)

Other liabilities (related to business combinations) - Savaari

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and certain financial parameters.

Volatility: 22.3% - 40.5% (March 31, 2024: 31.2% - 45.0%)
Risk free interest rate: 6.55% (March 31, 2024: 7.17%)
Discount rate: 17.4%-25.0% (March 31, 2024: 17.0%-20.8%)
Net revenue - USD 9,217 - USD 14,575 (March 31, 2024: USD 6,361 - USD 9,674)
Servicing margin - USD 1,424 - USD 2,199 (March 31, 2024: USD 1,790 - USD 2,648)
Profit before tax - USD 2,124 - USD 4,345 (March 31, 2024: USD 1,037 - USD 2,434)
Financial parameters - USD 4,549 - USD 6,656 (March 31, 2024: USD 4,883 - USD 7,064)

The estimated fair value would increase (decrease) if:
– the volatility was lower (higher)
– the risk free interest rate was lower (higher)
– the discount rate was lower (higher)
– the net revenue was higher (lower)
– the servicing margin was higher (lower)
– the profit before tax was higher (lower)
– the financial parameters were higher (lower)

Summary of Financial Instruments Not Measured at Fair Value

Financial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: * Other financial assets include trade and other receivables, term deposits, cash and cash equivalents, receivable from related party and other investments-other securities. Other financial liabilities include secured bank loans, bank overdraft, trade and other payables, refund due to customers, convertible notes, other liabilities (related to business combinations) and lease liabilities.

Summary of Sensitivity Analysis for Other Investments

For the fair values of other investments - equity securities (FVTPL), reasonably possible changes of 100 basis points at the reporting date to the significant unobservable input, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2024		For the year ended March 31, 2025
	Profit or loss		Profit or loss
	Increase	Decrease	Increase	Decrease
Net revenue multiple	(4)	4	(4)	4

Summary of Other Liabilities Related to Business Combination

For the fair values of other liabilities (related to business combinations) - Simplotel, reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2024		For the year ended March 31, 2025
	Equity		Equity
	Increase	Decrease	Increase	Decrease
Volatility (1% Movement)	(10)	10	(10)	10
Risk free interest rate (1% Movement)	8	(8)	7	(8)
Discount rate (0.5% Movement)	26	(26)	3	(3)
Revenue for 12 months ended September 30, 2025 (1% Movement)	(42)	42	(15)	14
EBITDA for 12 months ended September 30, 2025 (1% Movement)	—	—	(1)	1

For the fair values of other liabilities (related to business combinations) - Savaari, reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2024		For the year ended March 31, 2025
	Equity		Equity
	Increase	Decrease	Increase	Decrease
Volatility (1% Movement)	17	(16)	81	(86)
Risk free interest rate (1% Movement)	120	(123)	143	(163)
Discount rate (0.5% Movement)	12	(43)	377	(352)
Net revenue (1% Movement)	(26)	26	(57)	69
Servicing margin (1% Movement)	(15)	15	(17)	17
Profit before tax (1% Movement)	(10)	10	(22)	22
Financial parameters (0.25% Movement)	(197)	124	(834)	1,781